CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Apr. 30, 2018	Feb. 28, 2018
Senior Unsecured Convertible Bonds Due 2018
Interest rate		3.25%
Senior Unsecured Convertible Bonds due 2023
Interest rate	4.875%